Income Taxes - Schedule of Income Tax (Benefit) Expense Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Benefit at the federal rate			$ (40,015)	$ (35,472)
Foreign tax rate differential			(15,783)	2,177
State taxes, net of federal benefit			(9,514)	(1,603)
Change in valuation allowance			98,714	35,406
Intercompany note impairment			(34,615)
Tax credits			(5,928)	(6,992)
Officer's compensation			177	695
Stock compensation			4,564	4,637
Impairment of intellectual property			3,003
Permanent differences			79	(182)
Change in state tax law			384
Other			(1,192)	1,069
Total income tax benefit	$ 0	$ 0	$ (126)	$ (265)
Benefit at the federal rate			21.00%	21.00%
Foreign tax rate differential			8.30%	(1.30%)
State taxes, net of federal benefit			5.00%	0.90%
Change in valuation allowance			(51.80%)	(21.00%)
Intercompany note impairment			18.20%
Tax credits			3.10%	4.10%
Officer's compensation			(0.10%)	(0.40%)
Stock compensation			(2.40%)	(2.70%)
Impairment of intellectual property			(1.60%)
Permanent differences			0.00%	0.10%
Change in state tax law			(0.20%)
Other			0.60%	(0.60%)
Total income tax (benefit) expense			0.10%	0.10%